Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Expenses
General and Administrative	$ 16,328	$ 9,506
Total Operating Expenses	16,328	9,506
Operating Loss	(16,328)	(9,506)
Net income (loss) from continuing operations	(16,328)	(9,506)
Net income (loss) from discontinued operations	0	(252,823)
Net income (loss)	$ (16,328)	$ (262,329)
Basic and diluted average weighted shares outstanding	9,667,750	9,667,750
Basic and diluted net loss per share from continuing operations	$ 0.00	$ 0.00
Basic and diluted net loss per share from discontinued operations	$ 0.00	$ (0.03)
Basic and diluted net income (loss) per share	$ 0.00	$ (0.03)